Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 21,936,422	$ 20,235,227
Restricted cash		27,642	100,764
Trade receivables, net		5,922,345	5,630,805
Other current assets		2,291,439	1,665,571
Withholding taxes receivable, net		393,960	607,221
Inventories		274,854	506,403
Amount due from related parties			2,172,638
Assets held for sale			201,963
Total current assets		30,846,662	31,120,592
Non-current assets:
Restricted cash		1,432,738	1,608,762
Property, plant and equipment		3,183,856	4,043,725
Right-of-use assets		2,268,022	2,688,208
Intangible assets, net		2,300,951	2,836,250
Goodwill		411,862	411,862
Withholding taxes receivable, net		1,967,826	1,617,625
Deferred tax assets, net		1,281,531	1,085,477
Other non-current assets		998,971	402,447
Total non-current assets		13,845,757	14,694,356
Total assets		44,692,419	45,814,948
Current liabilities:
Trade payables and other current liabilities	[1]	4,549,364	6,188,493
Borrowings		44,232	337,241
Borrowing from a related party			3,104,149
Current portion of operating lease liabilities		1,574,537	1,239,066
Current portion of finance lease liabilities, net		96,372	108,597
Amount due to related parties			2,898,506
Liabilities directly associated with the assets held for sale			130,876
Total current liabilities		6,264,505	14,006,928
Non-current liabilities:
Borrowings			44,410
Operating lease liabilities		768,174	1,455,857
Finance lease liabilities, net		121,746	218,996
Provision for employee benefits		5,548,726	4,935,982
Total non-current liabilities		6,438,646	6,655,245
Total liabilities		12,703,151	20,662,173
Equity
Ordinary shares – par value $0.12* authorized 300,000,000 shares, issued and outstanding 17,808,947 shares at December 31, 2024; issued and outstanding 9,830,373 shares at December 31, 2023	[2]	2,137,108	1,179,680
Subscription receivable		(50,000)	(50,000)
Additional paid in capital		93,102,042	80,983,164
Legal reserve		223,500	223,500
Warrants reserve		251,036	251,036
Accumulated deficit		(64,204,840)	(58,340,675)
Accumulated other comprehensive income		590,981	985,120
Capital & reserves attributable to equity holders of the Company		32,049,827	25,231,825
Non-controlling interests		(60,559)	(79,050)
Total equity		31,989,268	25,152,775
Total liabilities and equity		$ 44,692,419	$ 45,814,948

[1]	Certain other current liability items on the financial statements were merged to enhance the clarity and relevance for the year ended December 31, 2024 and 2023, please refer to the detailed information under Note 12.
[2]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.